Research and Development - Schedule of Research and Development Costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development [Abstract]
Architectural fees	$ 20,396	$ 341,709	$ 388,033	$ 57,042
Engineering consultants	16,804	211,770	233,109	81,354
Design and construction	3,692	320,953	371,117	216,272
Product development	73,460	95,849	119,303	10,257
Research and development costs	$ 114,352	$ 970,281	$ 1,111,562	$ 881,435